As filed with the Securities and Exchange Commission on Setpember 18, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT I
NVESTMENT COMPANY

Investment Company Act file number 811-23084

SERIES PORTFOLIOS TRUST
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6047

Date of fiscal year end: October 31, 2017

Date of reporting period:  July 31, 2017

Item 1. Schedule of Investments.

Highmore Managed Volatility Fund
SCHEDULE OF INVESTMENTS
July 31, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 49.31%
Activities Related to Credit Intermediation - 0.66%
Discover Bank
2.000%, 2/21/2018	$350,000	$350,556
Aerospace Product and Parts Manufacturing - 1.39%
Lockheed Martin Corporation
1.850%, 11/23/2018	735,000	737,461
Agencies, Brokerages, and Other Insurance Related Activities - 0.47%
MetLife, Inc.
1.903%, 12/15/2017	250,000	250,341
Automotive Equipment Rental and Leasing - 1.57%
Ford Motor Credit Company LLC
1.724%, 12/6/2017	55,000	55,016
5.000%, 5/15/2018	337,000	345,453
General Motors Financial Company, Inc.
3.000%, 9/25/2017	98,000	98,217
Toyota Motor Credit Corporation
1.375%, 1/10/2018	332,000	331,962
		830,648
Basic Chemical Manufacturing - 0.55%
Air Products & Chemicals, Inc.
1.200%, 10/15/2017	40,000	39,975
Praxair, Inc.
1.050%, 11/7/2017	250,000	249,721
		289,696
Beverage Manufacturing - 0.47%
Anheuser-Busch InBev Finance, Inc.
1.250%, 1/17/2018	250,000	249,691
Cable and Other Subscription Programming - 1.37%
Comcast Corporation
5.700%, 5/15/2018	350,000	361,428
Rogers Communications, Inc.
6.800%, 8/15/2018	350,000	368,244
		729,672
Commercial and Industrial Machinery and Equipment Rental and Leasing - 1.14%
International Lease Finance Corporation
8.875%, 9/1/2017	600,000	604,916
Computer and Peripheral Equipment Manufacturing - 1.32%
Apple, Inc.
1.000%, 5/3/2018	350,000	349,058
Cisco Systems, Inc.
1.650%, 6/15/2018	350,000	350,683
		699,741
Computer Systems Design and Related Services - 0.47%
International Business Machines Corporation
5.700%, 9/14/2017	250,000	251,217
Data Processing, Hosting, and Related Services - 1.41%
Fidelity National Information Services, Inc.
2.000%, 4/15/2018	46,000	46,083
Hewlett Packard Enterprise Company
2.450%, 10/5/2017	350,000	350,618
Visa, Inc.
1.200%, 12/14/2017	350,000	349,953
		746,654

Deep Sea, Coastal, and Great Lakes Water Transportation - 0.49%
Royal Caribbean Cruises Ltd.
7.250%, 3/15/2018	250,000	257,985
Depository Credit Intermediation - 5.02%
Bank of America Corporation
2.000%, 1/11/2018	350,000	350,725
Capital One, NA
1.650%, 2/5/2018	600,000	599,856
Citigroup, Inc.
6.125%, 11/21/2017	350,000	354,818
JPMorgan Chase Bank, NA
6.000%, 10/1/2017	213,000	214,584
MUFG Union Bank, NA
2.625%, 9/26/2018	300,000	303,141
Royal Bank of Canada
1.400%, 10/13/2017	350,000	350,061
Wells Fargo & Company
5.625%, 12/11/2017	485,000	492,400
		2,665,585
Direct Selling Establishments - 0.63%
BP Capital Markets PLC
1.375%, 11/6/2017	336,000	335,932
Drugs and Druggists' Sundries Merchant Wholesalers - 0.28%
The Procter & Gamble Company
1.600%, 11/15/2018	150,000	150,363
Electrical Equipment and Component Manufacturing - 0.47%
Corning, Inc.
1.500%, 5/8/2018	250,000	249,987
Electric Power Generation, Transmission and Distribution - 2.54%
Edison International
3.750%, 9/15/2017	350,000	350,966
Ohio Power Company
6.050%, 5/1/2018	350,000	360,964
Pacific Gas & Electric Company
5.625%, 11/30/2017	375,000	380,038
Virginia Electric & Power Company
5.400%, 4/30/2018	250,000	256,821
		1,348,789
Engine, Turbine, and Power Transmission Equipment Manufacturing - 0.66%
General Electric Company
5.625%, 9/15/2017	350,000	351,743
Financial Investment Activities - 0.66%
Franklin Resources, Inc.
1.375%, 9/15/2017	350,000	349,956
Forest Nurseries and Gathering of Forest Products - 0.66%
Weyerhaeuser Company
6.950%, 8/1/2017	350,000	350,000
Fruit and Vegetable Preserving and Specialty Food Manufacturing - 0.95%
Kraft Heinz Food Company
2.000%, 7/2/2018	503,000	504,517
Insurance Carriers - 2.58%
Aetna, Inc.
1.500%, 11/15/2017	350,000	349,993
Anthem, Inc.
1.875%, 1/15/2018	250,000	250,206
2.300%, 7/15/2018	50,000	50,312
Berkshire Hathaway Finance Corporation
5.400%, 5/15/2018	350,000	360,726
Cigna Corporation
6.350%, 3/15/2018	350,000	360,434
		1,371,671
Lessors of Real Estate - 0.29%
American Tower Corporation
3.400%, 2/15/2019	150,000	153,402

Medical Equipment and Supplies Manufacturing - 0.29%
Boston Scientific Corporation
2.650%, 10/1/2018	150,000	151,482
Miscellaneous Durable Goods Merchant Wholesalers - 0.19%
Eaton Corporation
1.500%, 11/2/2017	100,000	100,013
Miscellaneous Manufacturing - 0.67%
Textron, Inc.
5.600%, 12/1/2017	350,000	354,531
Motion Picture and Video Industries - 0.66%
The Walt Disney Compay
1.500%, 9/17/2018	350,000	350,059
Natural Gas Distribution - 0.66%
Southern California Gas Company
1.550%, 6/15/2018	350,000	350,020
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 1.60%
Medtronic, Inc.
1.500%, 3/15/2018	350,000	350,098
Northrop Grumman Corporation
1.750%, 6/1/2018	500,000	500,712
		850,810
Nondepository Credit Intermediation - 3.90%
American Express Company
6.150%, 8/28/2017	199,000	199,639
7.000%, 3/19/2018	62,000	64,109
Boeing Capital Corporation
2.900%, 8/15/2018	500,000	506,740
Dexia Credit Local SA
1.500%, 10/7/2017	600,000	599,938
John Deere Capital Corporation
1.550%, 12/15/2017	699,000	699,389
		2,069,815
Oil and Gas Extraction - 0.28%
ConocoPhillips Company
1.500%, 5/15/2018	150,000	150,173
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 0.69%
E.I. du Pont de Nemours and Company
6.000%, 7/15/2018	350,000	364,541
Petroleum and Coal Products Manufacturing - 2.42%
Chevron Corporation
1.345%, 11/15/2017	250,000	249,958
1.365%, 3/2/2018	195,000	194,968
Exxon Mobil Corporation
1.439%, 3/1/2018	350,000	350,375
1.305%, 3/6/2018	142,000	141,942
Statoil ASA
1.200%, 1/17/2018	350,000	349,577
		1,286,820

Pharmaceutical and Medicine Manufacturing - 1.61%
AbbVie, Inc.
1.800%, 5/14/2018	350,000	350,571
AstraZeneca PLC
5.900%, 9/15/2017	350,000	351,753
Sanofi
1.250%, 4/10/2018	150,000	149,849
		852,173
Rail Transportation - 0.97%
Burlington Northern Santa Fe, LLC
5.750%, 3/15/2018	500,000	512,898
Restaurants and Other Eating Places - 1.33%
McDonald's Corporation
2.100%, 12/7/2018	350,000	352,284
Starbucks Corporation
2.000%, 12/5/2018	350,000	352,281
		704,565
Securities and Commodity Contracts Intermediation and Brokerage - 1.85%
The Goldman Sachs Group, Inc.
2.375%, 1/22/2018	250,000	250,872
6.150%, 4/1/2018	350,000	360,188
Morgan Stanley
1.875%, 1/5/2018	371,000	371,416
		982,476
Securities and Commodity Exchanges - 0.47%
NYSE Euronext Holdings LLC
2.000%, 10/5/2017	250,000	250,262
Semiconductor and Other Electronic Component Manufacturing - 0.70%
Intel Corporation
1.350%, 12/15/2017	350,000	350,041
Tyco Electronics Group S.A.
6.550%, 10/1/2017	20,000	20,166
		370,207
Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 1.85%
Colgate-Palmolive Company
0.900%, 5/1/2018	350,000	348,799
Ecolab, Inc.
1.550%, 1/12/2018	260,000	260,030
Kimberly-Clark Corporation
7.500%, 11/1/2018	350,000	375,412
		984,241
Software Publishers - 1.41%
Microsoft Corporation
1.300%, 11/3/2018	350,000	349,746
Oracle Corporation
1.200%, 10/15/2017	400,000	399,863
		749,609
Telecommunications - 0.12%
AT&T, Inc.
1.400%, 12/1/2017	64,000	63,984
Tobacco Manufacturing - 1.20%
Philip Morris International, Inc.
1.125%, 8/21/2017	100,000	99,988
5.650%, 5/16/2018	520,000	536,842
		636,830
Waste Treatment and Disposal - 0.39%
Waste Management, Inc.
6.100%, 3/15/2018	200,000	205,576
TOTAL CORPORATE BONDS (Cost $26,179,143)		26,171,608

	Shares
SHORT-TERM INVESTMENTS - 21.43%
The Treasury Portfolio, Institutional Share Class, 0.91% (a)	11,376,733	11,376,733
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,376,733)		11,376,733
TOTAL NET INVESTMENTS
(Cost $37,555,876) - 70.74%		37,548,341
OTHER ASSETS IN EXCESS OF LIABILITIES - 29.26%		15,529,132
TOTAL NET ASSETS - 100.00%		$53,077,473

PLC	- Public Limited Company
(a)	The rate quoted is the annualized seven-day yield as of July 31, 2017.
(b)	All or a portion of the shares have been committed as collateral for written option contracts, forward currency exchange contracts, swap contacts, and open futures contracts.
The cost basis of long investments for federal income tax purposes at July 31, 2017 was as follows+:

Cost of long investments	$37,555,876
Long investment gross unrealized appreciation	$5,164
Long investment gross unrealized depreciation	(12,699)
Long investment net unrealized depreciation	$(7,535)

+Because tax adjustments are calculated annually at the end of the Highmore Managed Volatility Fund’s (the “Fund”) fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

Valuation of Investments

The following is a summary of the Fund's pricing procedures.  It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.  Equity securities, including common stocks and real estate investment trust ("REITS") that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively "NASDAQ"), are valued at the last reported sale price on that exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price ("NOCP").  If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded.  If the composite mean price is not available, models such as Black-Scholes can be used to value the options.  On the last trading day prior to expiration, expiring options may be priced at intrinsic value.  These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money markey funds), other than exchange-traded funds, are valued at their reported net asset value.

Forward currency contracts maturing in two or fewer days are valued at the spot rate.  Forward Currency contracts maturing in three or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC using an "interpolation" methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year.  These securities are categorized in Level 2 of the fair value hierarchy.

 Future contracts are valued at the settlement price on the exchange on which they are principally traded.  The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day.  Swap contracts on index futures prices are determined by using the same methods used to price the underlying index.  These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such manner as the Board of Trustees, in good faith, deems appropriate to reflect their fair value.

The Fund has adopted authoritative fair value accounting standards which established an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of July 31, 2017:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$-	$26,171,608	$-	$26,171,608
Short-Term Investments	11,376,733	-	-	11,376,733
Total Investments	$11,376,733	$26,171,608	$-	$37,548,341

Liabilities
Written Option Contracts	$-	$138,000	$-	$138,000
Forward Currency Exchange Contracts*	-	39,067	-	39,067
Swap Contracts*	-	11,809	-	11,809
Futures Contracts*	-	396,228	-	396,228
Total Investments	$-	$585,104	$-	$585,104

*	Forward currency exchange contracts, swap contracts, and futures contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The Fund did not have any Level 3 investments during the period.  It is the Fund's policy to record transfers at the end of the reporting period.  For the period ended July 31, 2017, there were no transfers between levels.

Disclosures about Derivative Instruments and Hedging Activities at July 31, 2017.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of July 31, 2017 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Written Option Contracts	N/A	$-	Schedule of Options Written	$138,000
Foreign Exchange Contracts:
Exchange Contracts Forward Currency	Schedule of Forward Currency Exchange Contracts	-	Schedule of Forward Currency Exchange Contracts	39,067
Swap Contracts	Schedule of Swap Contracts	-	Schedule of Swap Contracts	11,809
Futures Contracts	Schedule of Futures Contracts	-	Schedule of Futures Contracts	396,228
Total		$-		$585,104

Highmore Managed Volatility Fund
SCHEDULE OF OPTIONS WRITTEN
July 31, 2017 (Unaudited)

	Contracts (c)	Value
PUT OPTIONS WRITTEN
S&P 500 Index
Expiration: August 2017, Exercise Price: $2,430	200	$138,000
TOTAL OPTIONS WRITTEN
(Premiums received $209,671)		$138,000

(c)	100 shares per contract.

Highmore Managed Volatility Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
July 31, 2017 (Unaudited)

Settlement Date	Currency to be Delivered		USD Value at July 31, 2017	Currency to be Received		USD Value at July 31, 2017	Unrealized Appreciation (Depreciation**
9/5/2017	3,147,000	BRL	$1,001,814	966,481	USD	$966,481	$(35,333)
9/5/2017	415,331	USD	415,331	1,322,000	BRL	420,845	5,514
9/20/2017	7,983,000	AUD	6,382,206	6,120,195	USD	6,120,195	(262,011)
9/20/2017	6,206,809	USD	6,206,809	7,984,000	AUD	6,383,005	176,196
9/20/2017	7,465,000	CAD	5,991,951	5,646,961	USD	5,646,961	(344,990)
9/20/2017	7,854,418	USD	7,854,418	10,149,000	CAD	8,146,324	291,906
9/20/2017	2,086,000	CHF	2,164,521	2,185,681	USD	2,185,681	21,160
9/20/2017	3,275,671	USD	3,275,671	3,170,000	CHF	3,289,325	13,654
9/20/2017	32,801,000	CZK	1,494,590	1,401,597	USD	1,401,597	(92,993)
9/20/2017	1,189,980	USD	1,189,980	26,491,000	CZK	1,207,072	17,092
9/20/2017	838,000	EUR	994,833	978,131	USD	978,131	(16,702)
9/20/2017	3,270,631	USD	3,270,631	2,896,000	EUR	3,437,993	167,362
9/20/2017	940,000	GBP	1,242,440	1,209,779	USD	1,209,779	(32,661)
9/20/2017	3,124,936	USD	3,124,936	2,430,000	GBP	3,211,839	86,903
9/20/2017	554,473,000	HUF	2,163,741	2,048,494	USD	2,048,494	(115,247)
9/20/2017	3,116,445	USD	3,116,445	838,239,000	HUF	3,271,092	154,647
9/20/2017	12,570,000	ILS	3,537,273	3,557,057	USD	3,557,057	19,784
9/20/2017	1,261,467	USD	1,261,467	4,497,000	ILS	1,265,483	4,016
9/20/2017	475,051,000	JPY	4,319,365	4,263,498	USD	4,263,498	(55,867)
9/20/2017	3,251,617	USD	3,251,617	360,333,000	JPY	3,276,300	24,683
9/20/2017	894,116,000	KRW	799,374	782,699	USD	782,699	(16,675)
9/20/2017	798,960	USD	798,960	894,116,000	KRW	799,374	414
9/20/2017	28,474,000	MXN	1,585,982	1,588,549	USD	1,588,549	2,567
9/20/2017	2,495,249	USD	2,495,249	45,368,000	MXN	2,526,966	31,717
9/20/2017	32,295,000	NOK	4,111,929	3,870,282	USD	3,870,282	(241,647)
9/20/2017	2,615,314	USD	2,615,314	20,862,000	NOK	2,656,234	40,920
9/20/2017	7,188,000	NZD	5,393,105	5,238,144	USD	5,238,144	(154,961)
9/20/2017	3,881,873	USD	3,881,873	5,312,000	NZD	3,985,555	103,682
9/20/2017	7,385,000	PLN	2,053,811	1,968,921	USD	1,968,921	(84,890)
9/20/2017	1,963,626	USD	1,963,626	7,385,000	PLN	2,053,811	90,185
9/20/2017	129,074,000	RUB	2,135,506	2,133,528	USD	2,133,528	(1,978)
9/20/2017	1,418,781	USD	1,418,781	84,006,000	RUB	1,389,864	(28,917)
9/20/2017	16,845,000	SEK	2,092,576	2,040,160	USD	2,040,160	(52,416)
9/20/2017	4,470,625	USD	4,470,625	37,857,000	SEK	4,702,799	232,174
9/20/2017	3,017,000	TRY	843,822	836,657	USD	836,657	(7,165)
9/20/2017	890,439	USD	890,439	3,229,000	TRY	903,116	12,677
9/20/2017	8,020,000	ZAR	603,338	611,471	USD	611,471	8,133
			$100,414,349			$100,375,282	$(39,067)

AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
CZK	- Czech Koruna
EUR	- Euro
GBP	- British Pound
HUF	- Hungarian Forint
ILS	- Israeli New Shekel
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
NOK	- Norwegian Krone
NZD	- New Zealand Dollar
PLN	- Polish Zloty
RUB	- Russian Ruble
SEK	- Swedish Krona
TRY	- Turkish Lira
USD	- U.S. Dollar
ZAR	- South African Rand
*	State Street Global Markets is the counterparty for all open forward currency exchange contracts held by the Fund as of July 31, 2017.
**	Net unrealized appreciation (depreciation) is a receivable (payable).

Highmore Managed Volatility Fund
SCHEDULE OF SWAP CONTRACTS
July 31, 2017 (Unaudited)

Termination Date	Security	Shares	Notional Amount	Unrealized Appreciation (Depreciation)*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
9/14/2017	KOSPI 200 Index Futures Contracts	13	$916,038	$(1,490)	Morgan Stanley

SHORT TOTAL RETURN SWAP CONTRACTS
8/16/2017	The Sao Paulo Stock Exchange Index (Ibovespa or Bovespa Index) Futures Contracts	(3)	(62,786)	(912)	Morgan Stanley
9/15/2017	The Swiss Market Index Futures Contracts	(22)	(2,046,231)	(9,407)	Morgan Stanley
				$(11,809)

*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).

Highmore Managed Volatility Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
July 31, 2017 (Unaudited)

		Number of Contracts	Notional	Unrealized Appreciation
Expiration Date	Issue	Purchased (Sold)	Amount	(Depreciation)*
LONG FUTURES CONTRACTS
9/7/2017	10 Year Euro BTP Italian Government Bonds	16	$2,580,486	$(2,703)
9/7/2017	10 Year Euro Bund German Government Bonds	6	1,150,295	(1,203)
9/27/2017	10 Year Gilt British Government Bonds	11	1,828,979	(4,666)
8/16/2017	CBOE Volatility Index (VIX)	250	2,818,750	12,926
9/15/2017	FTSE 100 Index	17	1,639,619	29,422
9/21/2017	FTSE/JSE Top 40 Index	26	964,104	(63,951)
8/30/2017	Hang Seng Index	6	1,045,783	(6,179)
8/18/2017	IBEX 35 Index	1	124,289	(3,587)
9/15/2017	Mexican Stock Exchange Price and Quotation Index (MEX BOLSA)	18	518,782	130
9/7/2017	Nikkei 225 Index	12	2,170,439	2,899
9/14/2017	The S&P/Toronto Stock Exchange 60 Index	13	1,854,774	6,673
9/21/2017	SPI 200 Index	3	339,660	17,179
8/9/2017	VIX Weekly Index	50	536,250	(408,853)
SHORT FUTURES CONTRACTS
9/15/2017	10 Year Australian Commonwealth Treasury Bonds	(11)	(1,134,800)	70,150
9/20/2017	10 Year Canadian Government Bonds	(9)	(991,065)	(37,368)
9/7/2017	10 Year Euro OAT French Government Bonds	(31)	(5,459,881)	(2,561)
9/20/2017	10 Year U.S. Treasury Notes	(17)	(2,140,141)	6,725
8/18/2017	The CAC 40 10 Euro Index	(8)	(482,042)	(18,085)
9/15/2017	E-mini S&P 500 Index	(12)	(1,480,800)	(12,015)
9/15/2017	Euro STOXX 50 Index	(28)	(1,142,553)	15,285
9/15/2017	The German Stock Index (DAX)	(1)	(358,380)	(7,120)
9/15/2017	NASDAQ 100 E-Mini Index	(7)	(823,550)	5,518
8/18/2017	OMX Stockholm 30 Index	(36)	(688,895)	8,691
8/31/2017	SGX Nifty 50 Index	(73)	(1,475,476)	(3,535)
				$(396,228)

*   Net unrealized appreciation (depreciaton) is a receivable (payable).

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title                    /s/ John Hedrick
  John Hedrick, President

Date                  9/13/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ John Hedrick
   John Hedrick, President

Date                  9/13/2017

By (Signature and Title)*                   /s/ David Cox
    David Cox, Treasurer

Date                  9/11/2017

* Print the name and title of each signing officer under his or her signature.